Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Large Cap Enhanced Core Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Large Cap Enhanced Core Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Enhanced Core Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Large Cap Enhanced Core Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Enhanced Core Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Enhanced Core Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Class A | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Large Cap Enhanced Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Large Cap Enhanced Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Enhanced Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Large Cap Enhanced Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Large Cap Enhanced Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Enhanced Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Enhanced Core Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Enhanced Core Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Large Cap Enhanced Core Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Large Cap Enhanced Core Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Large Cap Enhanced Core Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Large Cap Enhanced Core Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Enhanced Core Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Large Cap Enhanced Core Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Enhanced Core Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Enhanced Core Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class R | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Class R | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Class R | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Large Cap Enhanced Core Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Large Cap Enhanced Core Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Enhanced Core Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Large Cap Enhanced Core Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Large Cap Enhanced Core Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Enhanced Core Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Enhanced Core Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Enhanced Core Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Large Cap Enhanced Core Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Large Cap Enhanced Core Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Large Cap Enhanced Core Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Enhanced Core Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Large Cap Enhanced Core Fund - Class S | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Enhanced Core Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Enhanced Core Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Class S | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Class S | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Large Cap Enhanced Core Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Large Cap Enhanced Core Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Large Cap Enhanced Core Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Large Cap Enhanced Core Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Large Cap Enhanced Core Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Large Cap Enhanced Core Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Enhanced Core Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Large Cap Enhanced Core Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Large Cap Enhanced Core Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Enhanced Core Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Large Cap Enhanced Core Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%